Leases (Tables)	12 Months Ended
Sep. 30, 2025
Leases [Abstract]
Disclosure of Lease Cost

Lease costs were as follows:

	Year Ended September 30,
	2025	2024	2023
Total net lease cost(1),(2)	$63,215	$54,904	$64,696

(1)
The lease cost includes immaterial amounts of lease income.
(2)
Variable lease cost is immaterial.

Summary of Supplemental Information Related to Operating Lease

Supplemental information related to operating lease transactions was as follows:

	Year Ended September 30,
	2025	2024
Lease liability payments	$48,048	$57,319
Lease assets obtained in exchange for liabilities	$79,725	$33,964

	As of September 30,
	2025	2024
Weighted average remaining lease term — Operating leases	6.2 Years	5.0 Years
Weighted average discount rate — Operating leases	5.3%	4.0%

Future Undiscounted Cash Outflows for Operating Leases Maturity

The following maturity analysis presents future undiscounted cash outflows for operating leases as of September 30, 2025:

For the year ended September 30,
2026	$46,359
2027	34,668
2028	30,506
2029	26,788
3030	21,923
Thereafter	57,031
Total lease payments	$217,275
Less: imputed interest	(37,774)
Present value of lease liabilities	$179,501